Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Total revenue	$ 9,182,000	$ 9,154,000
Cost of revenue:
Total cost of revenue	3,703,000	3,892,000
Gross profit	5,479,000	5,262,000
Operating expenses:
Research and development	3,266,000	4,035,000
Sales and marketing	8,146,000	7,812,000
General and administrative	10,345,000	12,267,000
Total operating expenses	21,757,000	24,114,000
Loss from operations	(16,278,000)	(18,852,000)
Other income, net:
Change in fair value of warrant liabilities	1,346,000	629,000
Interest income (expense), net	(33,000)	48,000
Forgiveness of DECD loan		1,000,000
Other income, net	1,871,000	485,000
Total other income, net	3,184,000	2,162,000
Net loss	$ (13,094,000)	$ (16,690,000)
Net loss per share - diluted	$ (0.93)	$ (1.81)
Net loss per share - basic	$ (0.93)	$ (1.81)
Basic weighted average common shares used to compute net loss per common share	14,134,626	9,233,306
Diluted weighted average common shares used to compute net loss per common share	14,134,626	9,233,306
Product [Member]
Revenue:
Total revenue	$ 9,182,000	$ 9,153,000
Cost of revenue:
Total cost of revenue	3,703,000	3,892,000
Genetics [Member]
Revenue:
Total revenue		1,000
Cost of revenue:
Total cost of revenue